GMO Ultra-Short Income ETF Expense Example - GMO Ultra-Short Income ETF - Ultra-Short Income ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255